Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2019
Entity Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key	0000044402
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 09, 2019
Document Effective Date	Dec. 13, 2019
Prospectus Date	Dec. 13, 2019